Segmented Information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 54	$ 37	$ 49